SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Computation of Basic and Diluted Income Per Share) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Net loss attributable to ordinary shareholders- for the calculation of basic loss per share	$ (80,497,296)	$ (56,096,366)	$ (50,609,081)
Net loss attributable to ordinary shareholders- for the calculation of diluted loss per share	$ (80,497,296)	$ (56,096,366)	$ (50,609,081)
Weighted-average ordinary shares outstanding- for the calculation of basic loss per share	267,287,253	267,287,253	255,102,003
Weighted-average ordinary shares outstanding- for the calculation of diluted loss per share	267,287,253	267,287,253	255,102,003
Net loss per share:
Basic	$ (0.30)	$ (0.21)	$ (0.20)
Diluted	$ (0.30)	$ (0.21)	$ (0.20)